Asset Purchase and Sale Agreement	12 Months Ended
Jan. 31, 2012
Commitments Disclosure [Abstract]
Asset Purchase and Sale Agreement

NOTE 3 - ASSET PURCHASE AND SALE AGREEMENT

On March 31, 2010, the Company entered into an asset purchase and sale agreement (the "Asset Purchase Agreement") with MCL, a private limited liability company of which Rohan Marley, a Director of the Company, and his family has a combined controlling interest.

The Company also entered into a Trademark License Agreement (the "License Agreement") with MCL, effective on March 31, 2010. Fifty Six Hope Road Music Limited, a Bahamas international business company ("Fifty Six Hope Road"), owns and controls the intellectual property rights in and to the late reggae performer, Robert Nesta Marley p/k/a Bob Marley, including "Marley Coffee" (the "Trademark"). Fifty Six Hope Road granted a worldwide exclusive, terminable oral license to MCL to utilize the Trademark and further granted the right for MCL to grant to the Company an exclusive, terminable sub-license to use the Trademark. The consideration for the License Agreement was as follows:

(1)	The Company entered into the Asset Agreement to sell all its interests in its Branding Development and Business Plan Development to MCL;
(2)	The Company assigned an agreement entered into with Rohan Marley, proprietor of farmland and improvements thereon located in Jamaica (the "Farm") to lease the Farm commencing February 15, 2008 (the "Farm Lease Agreement") to MCL and transferred to MCL all its interest in the Farm Lease Agreement and leasehold improvements on the Farm;
(3)	The Company agreed to issue to MCL ten million (10,000,000) shares of common stock of the Company as follows:
•	One Million (1,000,000) shares upon the execution of the License Agreement; and
•	One Million (1,000,000) shares on each anniversary of the execution of the License Agreement for the following nine years. (See Note 4).

In accordance with FASB ASC 505-25- " Share-Based payments to Non Employees", management recorded the transaction based on the estimated fair value of the perpetual license at the measurement date of March 2010 (the date when the license, the underlying rights were delivered to the company in March 2010 and MCL's performance was completed). There are no further performance conditions required by MCL. Management believes the value of the license is more clearly determinable.

On June 15, 2010, the Company retained an independent business valuation service to provide financial advisory assistance in the accounting for the acquisition of the Trademark license, in accordance with FASB ASC Topic 820 guidelines, and to assist the Company in one or more of the following: (i) determining the Trademark value and (ii) determining the fair valuation of the consideration (common stock) provided for in the acquisition using income, market and cost-oriented methods according to FASB ASC Topic 820. According to the valuation report dated June 19, 2010, the following factors were taken into consideration by the Valuation Service:

•	the nature of the business and the history of the Company since inception;
•	the economic outlook in general and the condition or outlook of the coffee industry;
•	the book value of the business and the financial condition of the Company;
•	the relief from royalty payments associated with using trademarks;
•	the dividend-paying capacity of the Company;
•	sales of stock and the size of the block of stock to be valued; and
•	the market prices of securities of corporations engaged in the same or a similar line of business and actively traded in a free and open market, either on an exchange or over-the-counter basis.

Based on this analysis, management estimated that the fair market value of this transaction related to the License Agreement was $640,000. The License Agreement has an indefinite life and is therefore not being amortized. Management of the Company reviewed the valuation report and was satisfied that the report fairly values the transaction. Management evaluated the carrying value of the license and determined that no impairment existed at January 31, 2012 or 2011.

Effective on August 5, 2011, the License Agreement was amended (the "Amended License Agreement"). In consideration for MCL agreeing to the Amended License Agreement, the Company agreed to assume $126,000 of obligations of MCL or its managing members by paying MCL or creditors identified by MCL, or by MCL's managing members acting with full authority. Upon the signing of the Amended License Agreement, the Company paid $55,000 upon the signing of the Amended License Agreement, with the balance to be paid thereafter in equal monthly installments over a period of 18 months, commencing with the first business day of the first month following the effective date.

Under the Amended License Agreement, MCL granted the Company an exclusive right (the "Exclusive License") to distribute, within and to the United States of America (inclusive of its territories and possessions, the "U.S."), Canada, U.S. and Canadian government and military facilities and installations worldwide, the United Mexican States ("Mexico"), and the nations of the Caribbean Sea (the foregoing countries and U.S. and Canadian government and military facilities are collectively referred to as the "Territory"), coffee in all its forms and derivations, regardless of portions, sizes, or packaging (the "Licensed Products"). through "Licensed Distribution Channels" (defined as hotels, chain motels and similar lodging establishments, restaurants, companies engaged in providing on-site coffee services to for-profit or non-profit offices and other establishments, large chain ("big box") retail stores, specialty grocery stores, food distributors and supply services, gas and other automotive/truck service stations, Internet-based wholesalers and retailers, and other businesses engaged in the sale of coffee products (either whole or ground beans or beverages) and accessories, but for avoidance of doubt, excluding "coffee houses").

MCL also granted the Company an exclusive license to use, reproduce, and sublicense the use of and right to reproduce, the Trademark (whether directly or through affiliated or nonaffiliated sublicensees, in association with the manufacture, marketing, advertisement, promotion, performance, sale, supply and distribution of Licensed Products and Services through the Licensed Distribution Channels. MCL granted the Company a non-exclusive right to distribute, within and to the Territory, through the Licensed Distribution Channels, tea products and ready-to-use (or "instant") coffee products (the "Non-Exclusive License," and with the Exclusive License, the "License"). During the effectiveness of the License, MCL granted the Company a revocable right to use the name "Marley Coffee" and reasonably similar variations thereof, subject to MCL's consent, as its "doing business as" or "DBA" name but solely in connection with the Licensed Products and Services in the Licensed Distribution Channels in the Territory.